PRIOR PERIODS' FINANCIAL STATEMENT REVISION	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
PRIOR PERIODS' FINANCIAL STATEMENT REVISION

NOTE 10. PRIOR PERIODS’ FINANCIAL STATEMENT REVISION

The Company noted an error in its application of guidance associated with “ASC 480: Distinguishing Liabilities from Equity,” which needed to be modified to appropriately present the impact on the accounting treatment of the temporary equity as a result of the private investment in public equity transaction that is subject of the Subscription Agreements entered into by the Company with certain investors on December 8, 2021 (the “PIPE Investment”) in connection with the Company’s business combination with LCP Edge Intermediate, Inc., a Delaware corporation and indirect parent of Edge Systems LLC d/b/a The HydraFacial Company, and LCP Edge Holdco, LLC, as previously disclosed in the Company’s Form 10-K/A filed on May 27, 2021. This modification to the accounting treatment of equity required the Company’s common stock to be reclassified from permanent equity to temporary equity in the form of common stock subject to possible redemption. The Audit Committee, in consultation with the Company’s management, concluded that all Class A ordinary shares that were sold to the public in our IPO are to be classified as temporary equity, thereby correcting an error of classification within the Condensed Balance Sheet. In the financial statements filed in the Company’s Form 10-K/A, the Company incorrectly classified 8,351,205 Class A ordinary shares as permanent equity as of December 31, 2020, whereas no Class A ordinary shares should have been so classified. The 8,351,205 Class A ordinary shares that were originally incorrectly classified as permanent equity have been reclassified as temporary equity in our Form 10-Q, thereby yielding a total of 46,000,000 Class A ordinary shares (the shares sold to the public in our IPO, which are subject to redemption) as temporary equity.

The following tables present the effect of the correction of the misstatement that impacted the year ended December 31, 2020, as described in Note 1, and the related adjustments to reflect the revision on the Condensed Balance Sheet.

	As Previously Reported	Adjustments	As Revised
Balance sheet as of December 31, 2020 (audited)
Commitments
Number of Class A common shares at redemption value	37,648,795	8,351,205	46,000,000
Class A common stock subject to possible redemption	$376,489,130	$83,512,311	$460,001,441
Stockholders’ Equity
Number of Class A common shares issued and outstanding	8,351,205	(8,351,205)	—
Class A common shares	$835	$(835)	$—
Additional paid-in capital	43,911,821	(40,807,971)	3,103,850
Accumulated deficit	(38,913,797)	(42,703,505)	(81,617,302)
Total stockholders’ equity	5,000,009	(83,512,311)	(78,512,302)

Statement of operations for the period from July 8, 2020 (inception) through December 31, 2020 (as Restated)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	41,438,497	1,165,717	42,604,214
Weighted average shares outstanding, basic and diluted	13,388,418	(651,643)	12,736,775
Basic and diluted net loss per common share	$(2.91)	$(0.15)	$(3.06)

Statement of changes in stockholders’ equity for the period from July 8, 2020 (inception) through December 31, 2020
Class A common stock:
Shares of Class A common stock subject to possible redemption	(37,648,795)	(8,351,205)	(46,000,000)
Class A common stock subject to possible redemption	$(3,765)	$(835)	$(4,600)
Additional Paid-in Capital:
Class A common stock subject to possible redemption	(376,485,365)	(40,807,971)	(417,293,336)
Accumulated Deficit:
Net loss	(38,913,797)	(42,703,505)	(81,617,302)
Total Stockholders’ Equity:
Class A common stock subject to possible redemption	(376,489,130)	(40,808,806)	(417,297,936)
Net loss	(38,913,797)	(42,703,505)	(81,617,302)